Property And Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property And Equipment, Net
9 .	PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2021	2022
	RMB	RMB
Furniture, fixtures and equipment	65,814	74,515
Motor vehicles	5,057	4,503
Leasehold improvement	52,266	68,354
Office building	—	63,000
Construction in progress	63,000	5,424
Total cost	186,137	215,796
Less: Accumulated depreciation	(83,979)	(106,972)

Property and equipment, net	102,158	108,824

Depreciation expenses related to property and equipment were RMB16,622, RMB17,465 and RMB25,826 for the years ended December 31, 2020, 2021 and 2022, respectively.